UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                08/9/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:                $1,346,440
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                  (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYSTEMS INC               COM           00724F101    1477      45631   SH          SOLE                  45194  0         437
AMERICAN TOWER REIT COM         COM           03027X100   65037     930297   SH          SOLE                 635070  0      295227
ANHEUSER BUSCH INBEV SA/NV SPO  SPONSORED ADR 03524A108   49573     622382   SH          SOLE                 403732  0      218650
APPLE COMPUTER INC              COM           037833100   98931     169403   SH          SOLE                 112401  0       57002
BAXTER INTERNATIONAL INC        COM           071813109   12353     232426   SH          SOLE                  98902  0      133524
BERKLEY W R CORP                COM           084423102    1759      45201   SH          SOLE                  44771  0         430
BERKSHIRE HATHAWAY INC DEL CL   CL B NEW      084670702   68348     820214   SH          SOLE                 553271  0      266943
BROADCOM CORP                   CL A          111320107    2314      68536   SH          SOLE                  67884  0         652
C H ROBINSON WORLDWIDE INC      COM NEW       12541W209    1225      20937   SH          SOLE                  20737  0         200
C R BARD INC                    COM           067383109    1660      15454   SH          SOLE                  15307  0         147
CANADIAN PAC RY LTD COM         COM           13645T100      19        255   SH          SOLE                    255  0           0
CAREFUSION CORP COM             COM           14170T101    2029      79014   SH          SOLE                  78262  0         752
CHEVRON CORP                    COM           166764100    3069      29091   SH          SOLE                   5524  0       23567
CHURCH & DWIGHT INC             COM           171340102    1887      34011   SH          SOLE                  33673  0         338
COACH INC                       COM           189754104   36294     620620   SH          SOLE                 422776  0      197844
COCA COLA CO                    COM           191216100   53221     680666   SH          SOLE                 470157  0      210509
COLGATE PALMOLIVE               COM           194162103   55362     531813   SH          SOLE                 379176  0      152637
COMPASS MINERALS INTL INC       COM           20451N101    2096      27473   SH          SOLE                  27212  0         261
COVIDIEN PLC                    SHS           G2554F113   12039     225019   SH          SOLE                  91742  0      133277
DISNEY WALT CO                  COM DISNEY    254687106   35990     742068   SH          SOLE                 511806  0      230262
DR PEPPER SNAPPLE GROUP INC     COM           26138E109    1616      36937   SH          SOLE                  36585  0         352
EXPEDITORS INTL WASH INC        COM           302130109   44509    1148608   SH          SOLE                 816916  0      331692
EXXON MOBIL CORPORATION         COM           30231G102   63080     737171   SH          SOLE                 485592  0      251579
FAMILY DOLLAR STORES INC        COM           307000109    1216      18287   SH          SOLE                  18113  0         174
HOME DEPOT INC                  COM           437076102   40177     758202   SH          SOLE                 497632  0      260570
HONEYWELL INTERNATIONAL INC     COM           438516106   45635     817240   SH          SOLE                 574756  0      242484
JOHNSON & JOHNSON               COM           478160104    8928     132145   SH          SOLE                  56873  0       75272
JOY GLOBAL INC                  COM           481165108   39472     695781   SH          SOLE                 496801  0      198980
KRAFT FOODS INC - A             CL A          50075N104   17724     458927   SH          SOLE                 189113  0      269814
MARKEL CORP                     COM           570535104   14833      33582   SH          SOLE                  16637  0       16945
MASTERCARD INC CL A             CL A          57636Q104    4528      10528   SH          SOLE                      0  0       10528
MAXIM INTEGRATED PRODUCTS       COM           57772K101   15325     597706   SH          SOLE                 283262  0      314444
MICROCHIP TECHNOLOGY            COM           595017104    2289      69181   SH          SOLE                  68521  0         660
MICROSOFT CORP                  COM           594918104   63903    2089023   SH          SOLE                1442722  0      646301
NETAPP INC                      COM           64110D104   42192    1325970   SH          SOLE                 924252  0      401718
NIKE INC CL B                   CL B          654106103   10297     117302   SH          SOLE                  47729  0       69573
NOBLE CORPORATION               NAMEN -AKT    H5833N103    2106      64737   SH          SOLE                  64120  0         617
NVR INC                         COM           62944T105    1908       2245   SH          SOLE                   2224  0          21
O REILLY AUTOMOTIVE INC NEW CO  COM           67103H107    1693      20211   SH          SOLE                  20029  0         182
OCCIDENTAL PETE CORP            COM           674599105   54300     633091   SH          SOLE                 440671  0      192420
OMNICOM GROUP                   COM           681919106    1003      20628   SH          SOLE                  20433  0         195
ORACLE CORP                     COM           68389X105   69567    2342325   SH          SOLE                1636082  0      706243
PAYCHEX INC                     COM           704326107    1965      62560   SH          SOLE                  61965  0         595
PEPSICO INC                     COM           713448108   51863     733975   SH          SOLE                 505052  0      228923
PETSMART INC                    COM           716768106    1116      16374   SH          SOLE                  16219  0         155
PRAXAIR INC                     COM           74005P104   23020     211721   SH          SOLE                 135812  0       75909
PROCTER & GAMBLE                COM           742718109   48282     788284   SH          SOLE                 525997  0      262287
QUALCOMM                        COM           747525103   56280    1010773   SH          SOLE                 708909  0      301864
SBA COMMUNICATIONS CORP         COM           78388J106    1564      27419   SH          SOLE                  27163  0         256
SCHLUMBERGER LTD                COM           806857108   23613     363786   SH          SOLE                 256879  0      106907
ST JUDE MEDICAL CENTER INC      COM           790849103   12672     317509   SH          SOLE                 159265  0      158244
STERICYCLE INC                  COM           858912108    1138      12418   SH          SOLE                  12301  0         117
TARGET CORP                     COM           87612E106   27739     476692   SH          SOLE                 283500  0      193192
THERMO FISHER SCIENTIFIC INC    COM           883556102   15987     307981   SH          SOLE                 125944  0      182037
TRANSDIGM GROUP INC             COM           893641100    1123       8362   SH          SOLE                   8283  0          79
UNILEVER N V - NY SHARES        N Y SHS NEW   904784709      27        807   SH          SOLE                    807  0           0
UNION PACIFIC CORP              COM           907818108   10093      84595   SH          SOLE                  34606  0       49989
UNITED TECHNOLOGIES CORP        COM           913017109    8037     106402   SH          SOLE                  47690  0       58712
VISA INC CL A                   COM CL A      92826C839    9587      77545   SH          SOLE                  46606  0       30939
WEATHERFORD INTERNATIONAL LTD   REG SHS       H27013103    1350     106910   SH          SOLE                 105893  0        1017